Note 2 – Development Stage Operations (Details) - $ / shares	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2009
Note 2 – Development Stage Operations (Details) [Line Items]
Common Stock, Shares, Issued	5,203,428	3,092,766
Share Price			$ 26.25
Common Stock [Member]
Note 2 – Development Stage Operations (Details) [Line Items]
Share Price	$ 125.25